Schedule of right of use assets (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance as at December 31, 2025	$ 389,407
Balance as at June 30, 2026	451,704	$ 389,407
Carrying amount	451,704	389,407
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance as at December 31, 2025	1,170,206	815,051
Addition	107,080	258,150
Current translation effects	45,081	97,005
Balance as at June 30, 2026	1,322,367	1,170,206
Carrying amount	1,322,367	1,170,206
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Balance as at December 31, 2025	780,799	588,408
Amortization	79,699	185,658
Current translation effects	10,165	6,733
Balance as at June 30, 2026	870,663	780,799
Carrying amount	$ 870,663	$ 780,799